Reserves (Tables)	12 Months Ended
Dec. 31, 2024
Text block [abstract]
Summary of Reserves

	Note	December 31	December 31
(in thousands)		2024	2023

Reserves

Share purchase options	19.1	$23,361	$22,907

Restricted share units	19.2	8,859	8,006

Long-term investment revaluation reserve, net of tax	19.3	(95,723)	(71,004)

Total reserves		$(63,503)	$(40,091)

Summary of Fair Value of Share Purchase Options	The weighted average fair value of share purchase options granted and principal assumptions used in applying the Black-Scholes option pricing model are as follows:

	Years Ended December 31

	2024	2023

Black-Scholes weighted average assumptions

Grant date share price and exercise price	Cdn$59.79	Cdn$59.41

Expected dividend yield	1.45%	1.39%

Expected volatility	30%	30%

Risk-free interest rate	4.10%	3.40%

Expected option life, in years	3.0	3.0

Weighted average fair value per option granted	Cdn$13.39	Cdn$12.89

Number of options issued during the period	305,710	316,580

Total fair value of options issued (000’s)	$3,022	$2,972

Disclosure of Information About Options Outstanding and Exercisable
The following table summarizes information about the options outstanding and exercisable at December 31, 2024:

Exercise Price (Cdn$)	Exercisable Options	Non-Exercisable Options	Total Options Outstanding	Weighted Average Remaining Contractual Life

$34.65¹	3,840	-	3,840	0.2 years

$49.86	219,496	-	219,496	3.2 years

$57.48¹	19,280	-	19,280	3.2 years

$59.41	78,377	165,136	243,513	5.2 years

$67.57¹	18,613	12,713	31,326	4.2 years

$59.79	-	237,180	237,180	6.2 years

$60.00	134,258	72,473	206,731	4.2 years

$62.26¹	10,528	30,550	41,078	5.2 years

$63.53¹	-	68,530	68,530	6.2 years

	484,392	586,582	1,070,974	4.8 years

1)	US$ share purchase options converted to Cdn$ using the exchange rate of 1.4389, being the Cdn$/US$ exchange rate at December 31, 2024.

Disclosure of Outstanding Share Purchase Options
A continuity schedule of the Company’s outstanding share purchase options from January 1, 2023 to December 31, 2024 is presented below:

	Number of Options Outstanding	Weighted Average Exercise Price

At January 1, 2023	1,478,300	Cdn$41.37

Granted (fair value - $3 million or Cdn$12.89 per option)	316,580	59.41

Exercised	(488,922)	32.82

Forfeited	(35,937)	59.44

At December 31, 2023	1,270,021	Cdn$48.47

Granted (fair value - $3 million or Cdn$13.39 per option)	305,710	59.79

Exercised	(500,017)	36.18

Forfeited	(4,740)	59.59

At December 31, 2024	1,070,974	Cdn$58.14

Disclosure of Restricted Share Units Reserve
A continuity schedule of the Company’s restricted share units outstanding from January 1, 2023 to December 31, 2024 is presented below:

	Number of RSUs Outstanding	Weighted Average Intrinsic Value at Date Granted

At January 1, 2023	350,206	$31.25

Granted (fair value - $4 million)	93,990	43.35

Released	(119,827)	33.10

Forfeited	(8,033)	44.39

At December 31, 2023	316,336	$33.81

Granted (fair value - $4 million)	91,130	44.27

Released	(69,494)	43.36

Forfeited	(1,043)	44.40

At December 31, 2024	336,929	$34.64

Disclosure of Long Term Investment Revaluation Reserve
A continuity schedule of the Company’s long-term investment revaluation reserve from January 1, 2023 to December 31, 2024 is presented below:

(in thousands)		Change in Fair Value	Deferred Tax Recovery (Expense)	Total

At January 1, 2023		$(40,626)	$(6,624)	$(47,250)

Unrealized gain (loss) on LTIs 1		(26,632)	3,719	(22,913)

Reallocate reserve to retained earnings upon disposal of LTIs 1		(841)	-	(841)

At December 31, 2023		$(68,099)	$(2,905)	$(71,004)

Unrealized gain (loss) on LTIs 1		4,649	(852)	3,797

Reallocate reserve to retained earnings upon disposal of LTIs 1	16	(32,225)	3,709	(28,516)

At December 31, 2024		$(95,675)	$(48)	$(95,723)

1)	LTIs refers to long-term investments in common shares held.